AMG Veritas China Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2022
	Shares	Value
Common Stocks - 71.9%
Communication Services - 5.9%
NetEase, Inc. (China)	202,000	$3,778,768
Tencent Holdings, Ltd. (China)	35,000	1,352,708

Total Communication Services		5,131,476
Consumer Discretionary - 20.5%
Alibaba Group Holding, Ltd. (China)*	300,000	3,373,041
JD.com, Inc., Class A (China)	243,333	7,259,244
JS Global Lifestyle Co., Ltd. (Hong Kong)[1]	1,609,100	1,934,675
Meituan, Class B (China)*,1	240,500	5,395,221

Total Consumer Discretionary		17,962,181
Consumer Staples - 8.5%
Kweichow Moutai Co., Ltd., Class A (China)	18,500	5,212,402
Luzhou Laojiao Co., Ltd., Class A (China)	66,935	2,209,832

Total Consumer Staples		7,422,234
Health Care - 4.2%
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A (China)	233,944	2,418,111
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (China)	30,000	1,291,348

Total Health Care		3,709,459
Industrials - 23.6%
Centre Testing International Group Co., Ltd., Class A (China)	240,700	735,208
Estun Automation Co., Ltd., Class A (China)	1,066,000	4,490,077
Guangzhou GRG Metrology & Test Co., Ltd., Class A (China)	1,009,936	3,586,826
Shenzhen Inovance Technology Co., Ltd., Class A (China)	822,353	8,077,165
	Shares	Value

Wuxi Lead Intelligent Equipment Co., Ltd., Class A (China)	425,000	$3,765,415

Total Industrials		20,654,691
Information Technology - 4.5%
Hangzhou First Applied Material Co., Ltd., Class A (China)	380,000	3,946,881
Utilities - 4.7%
ENN Energy Holdings, Ltd. (China)	249,400	4,068,362

Total Common Stocks (Cost $77,749,717)		62,895,284
Participation Notes - 11.4%
Consumer Discretionary - 11.4%
Zhejiang Shuanghuan Driveline Co., Ltd. (CLSA Ltd.) (China)	1,700,000	9,991,723

Total Participation Notes (Cost $5,874,377)		9,991,723
Short-Term Investments - 16.7%
Other Investment Companies - 16.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%[2]	9,637,142	9,637,142
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.80%[2]	4,964,588	4,964,588

Total Short-Term Investments (Cost $14,601,730)		14,601,730
Total Investments - 100.0% (Cost $98,225,824)		87,488,737
Other Assets, less Liabilities - 0.0%#		31,662
Net Assets - 100.0%		$87,520,399

*	Non-income producing security.
#	Less than 0.05%.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the value of these securities amounted to $7,329,896 or 8.4% of net assets.
[2]	Yield shown represents the July 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Veritas China Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks†	—	$62,895,284	—	$62,895,284
Participation Notes†	—	9,991,723	—	9,991,723
Short-Term Investments
Other Investment Companies	$14,601,730	—	—	14,601,730
Total Investments in Securities	$14,601,730	$72,887,007	—	$87,488,737

†	All common stocks and participation notes held in the Fund are Level 2 securities. For a detailed breakout of common stocks and participation notes by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended July 31, 2022, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at July 31, 2022, was as follows:
Country	% of Long-Term Investments
China	97.3
Hong Kong	2.7
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.